Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 111	[1]	$ 797	[1]
Accounts receivable - related party	23,755	[1]	27,312
Accounts receivable	21,636	[1]	11,926
Insurance receivable	2,920	[1]
Prepaid expenses and other assets	1,941	[1]	1,935
Total current assets	50,363	[1]	41,970
Property, plant and equipment, net of accumulated depreciation of $130,030 in 2012 and $89,860 in 2011	939,846	[1]	746,045
Intangible assets, net of accumulated amortization of $12,814 in 2012 and $2,440 in 2011	501,380	[1]	127,760
Goodwill	95,031	[1]	93,628
Deferred financing costs, net	22,528	[1]	16,699
Other assets	1,321	[1]	790
Total assets	1,610,469	[1]	1,026,892
Current liabilities
Accrued additions to property, plant and equipment	9,213	[1]	7,500
Capital leases	3,862	[1]	2,693
Deferred revenue	2,634	[1]
Accounts payable - related party	3,088	[1]	1,308
Accounts payable, accrued expenses and other liabilities	29,717	[1]	31,794
Total current liabilities	48,514	[1]	43,295
Long-term debt	685,161	[1]	512,500
Long-term capital leases	3,161	[1]	3,929
Asset retirement obligations	14,024	[1]	11,545
Commitments and contingent liabilities (Note 10)		[1]
Partners' capital
General partner (979,614 and 763,892 units issued and outstanding at December 31, 2012 and 2011)	257,353	[1]	11,292
Total partners' capital	859,609	[1]	455,623
Total liabilities and partners' capital	1,610,469	[1]	1,026,892
Common [Member]
Partners' capital
Limited partners' capital	442,348	[1]	286,945
Class C Unitholders [Member]
Partners' capital
Limited partners' capital	$ 159,908	[1]	$ 157,386

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.